Organization and Description of Business (Details) $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	Apr. 12, 2024	Oct. 30, 2023 USD ($)	Oct. 26, 2023 $ / shares shares	Jul. 28, 2023 USD ($)	Mar. 15, 2023 shares	Mar. 03, 2023	Apr. 30, 2024	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2021 $ / shares
Reverse stock split ratio					0.0667
Number of fractional shares issued in connection with the Reverse Stock Split | shares					0
Accumulated deficit | $								$ (380,971)	$ (329,369)	$ (395,771)
Number of positions eliminated period percent	81.00%						81.00%
Exercise price of warrant								$ 1.34	$ 22.8	$ 0.29	$ 120.3
Proceeds from issuance of common shares - Registered Direct Offering | $		$ 4,400						$ 4,398	$ 0
Offering costs for the issuance of common shares - Registered Direct Offering | $		$ 500						$ (443)	$ 0
Common stock par value (in dollars per share)								$ 0.0001	$ 0.0001	$ 0.0001
Amended Asset Purchase Agreement | uBriGene
Asset purchase agreements, base consideration | $				$ 6,000
Asset purchase agreement, contingent consideration less severance obligation | $				$ 5,000
Number of years after the closing date				2 years
Securities Purchase Agreement
Issuance of common shares (in shares) | shares			920,000
Shares issued, price per share			$ 1.7
Common stock par value (in dollars per share)			$ 0.0001
Securities Purchase Agreement | Warrants
Warrants issued | shares			1,668,236
Exercise price of warrant			$ 1.699
Discount on price per share in warrant exercise			$ 0.001
Private Placement | Warrants
Warrants issued | shares			2,588,236
Exercise price of warrant			$ 1.58
Warrants expiration term			5 years 6 months
Offering price per share			$ 0.125
Maximum
Reverse stock split ratio						0.05
Minimum
Reverse stock split ratio						0.2
Minimum | Amended Asset Purchase Agreement | uBriGene
Issuance of equity securities | $				$ 10,000